Significant events and debt instruments incurred in the year	12 Months Ended
Dec. 31, 2025
Significant events and debt instruments incurred in the year
Significant events and debt instruments incurred in the year

2. Significant events and debt instruments incurred in the year

2.1 Portfolio

2.1.1 - Acquisition of DIPI Holding Ltda. by Moove

On September 29, 2024, indirect subsidiary Cosan Lubrificantes e Especialidades S.A. ("CLE" – Moove segment) entered into a share purchase agreement to acquire 100% of the shares of DIPI Holding Ltda. ("DIPI") for a purchase price of R$ 329,006. The transaction was completed on January 2, 2025, following satisfaction of all closing conditions. The Company performed the allocation of the purchase price to identifiable assets acquired and liabilities assumed, as detailed in Note 9.2.

2.1.2 - Disposal of equity interest in Vale S.A.

On January 16, 2025, the Company disposed of 173,073,795 common shares of Vale S.A. ("Vale"), representing 4.05% of its share capital, for net proceeds of R$ 8,892,802, net of brokerage commissions.

Following this transaction, the Company retained a holding of 4,268,720 common shares of Vale, equivalent to 0.10% of share capital, with a carrying amount of R$ 242,036. As of December 31, 2025, the fair value of this remaining position, classified as financial instruments, was R$ 307,177. Subsequently, on January 12, 2026, the Company disposed of the remaining interest for R$ 319,723.

Additionally, on January 9 and 12, 2026, the Company early-terminated its call spread derivative structure related to 4,268,720 shares. This transaction generated cash inflows of R$ 91,853.

2.1.3 - Fire at Moove lubricants plant

On February 8, 2025, a fire occurred at Moove's Ilha do Governador Complex ("CIG") in Rio de Janeiro. The incident primarily affected the finished lubricants manufacturing and bottling areas, which were non-operational at the time of the event, representing 10% of the complex's total area.

Moove immediately activated emergency and risk management protocols. Containment measures, implemented in accordance with the company's contingency plan, were effective in minimizing damage to infrastructure, the local community, and the environment. There were no casualties, injuries, or identified environmental impacts.

Moove promptly initiated its business continuity plan and currently operates its blending and filling activities with full stability through its alternative production ecosystem.

•  Financial assessment of the fire

a) Operational interruption

The fire was confined to the finished lubricants manufacturing area. As of December 31, 2025, the cleanup and operational restoration plan for the affected area was substantially complete. All other CIG operations (bulk lubricants and base oil operations, tank terminals, maritime operations, and pier operations) remained fully operational without interruption.

To mitigate the impacts on the affected areas, Moove implemented the following measures:

i.	Relocation of blending and filling activities to other production plants, including approved third-party partners.
ii.	Activating strategic alliances to ensure product availability and supply chain continuity.
iii.	Utilization of safety stock distributed across the distribution center network.

b) Write-off of property, plant and equipment

Moove engaged a specialized third-party firm, familiar with its operations, to perform a physical inventory of damaged and unaffected assets at the CIG. The scope of the engagement covered: (i) determining the actual extent of loss; (ii) identifying and cataloging affected assets; and (iii) quantifying accounting write-offs (net carrying amount after accumulated depreciation), in accordance with IAS 36 – Impairment of Assets. Additionally, Moove conducted internal due diligence and on-site inspections of the directly impacted area and adjacent zones exposed to intense heat or chemicals used in fire suppression.

Based on these assessments, a definitive write-off of damaged property, plant and equipment totaling R$ 51,288 was recognized as of December 31, 2025, recorded in the income statement within other net operating income (expenses).

c) Inventory write-offs

Following the incident, an assessment of inventory losses was performed, including products located directly in the impacted area and adjacent zones (which underwent qualitative chemical changes due to exposure to high temperatures). As of December 31, 2025, total inventory losses amounted to R$ 35,996, with reversal of related tax credits in the amount of R$ 11,406, resulting in total recognized losses of R$ 47,402 charged to cost of goods sold.

d) Insurance recoveries received and receivable

Moove maintains an active insurance policy covering material damage and business interruption losses. Technical analysis were performed and independent reports were issued by qualified adjusters, in addition to a coverage confirmation letter issued by the insurers on June 30, 2025, attesting to the existence of and entitlement to insurance coverage. From that date forward, Moove became entitled to receive insurance recoveries for both material damage and business interruption.

To quantify the recoveries, independent firms specialized in large-loss insurance calculations were engaged.

On December 19, 2025, a final settlement agreement was executed between the parties, securing receipt of the full insurance recovery for operational losses in the amount of R$ 933,683. Of this amount, R$ 500,000 had already been received in 2025 as an interim payment.

As of December 31, 2025, the balance of insurance recoveries receivable recognized in the Company's current assets totaled R$ 433,683, recorded in other operating income. The full amount was settled by the insurers during January 2026.

2.1.4 - Rumo Malha Norte S.A. corporate reorganization

On February 19, 2025, Rumo S.A. (“Rumo”) and Rumo Malha Norte S.A. (“Rumo Malha Norte”) approved a corporate reorganization to simplify their structure. The process involved Rumo's acquisition of the non-controlling shareholders' interests in Rumo Malha Norte (0.26% of share capital), in the amount of R$ 18,774, making it a wholly owned subsidiary, with minority shareholders receiving Rumo shares in exchange. Following the statutory appraisal rights period in July, the share transfer was completed on August 14, 2025.

2.1.5 - Cosan Dez share capital reduction

On February 27, 2025, the Company received the amount of R$ 1,013,760 related to the share capital reduction of Cosan Dez Participações S.A. (“Cosan Dez”), approved at an Extraordinary General Meeting held on June 26, 2024.

2.1.6 - Redemption of Cosan Nove preferred shares

On March 31, 2025, the Company redeemed 1,087,179,567 preferred shares of Cosan Nove, previously held by Banco Itaú, for R$ 2,169,000. Following the transaction, the preferred shares were converted into common shares, increasing the Company's ownership interest in Cosan Nove to 87.27%, with a resulting change in ownership interest of R$ 975,073 (see Note 9.1).

2.1.7 - Termination of Terminal XXXIX share sale agreement

On June 5, 2025, Rumo announced the termination of the share sale agreement for Terminal XXXIX de Santos S.A. (“Terminal XXXIX”) due to non-satisfaction of contractual closing conditions. The termination was executed without penalties, fines, or reimbursement obligations, maintaining Rumo's 50% equity interest in Terminal XXXIX.

As a consequence of the termination, the investment was reclassified from "non-current assets held for sale" to "investments in subsidiaries". Equity method results were recognized for both the current period and the prior period during which the asset had been classified as held for sale, totaling R$ 50,877.

2.1.8 - Rumo S.A. dividend payment

On June 11, 2025, Rumo approved a dividend distribution from retained earnings in the amount of R$ 1,500,000. Payment was made on June 25, 2025, with the Company receiving R$ 455,893, without monetary adjustment or interest accrual between the approval date and the actual deposit date.

2.1.9 - Sale of RAIL3 shares and total return swap

In December 2025, the Company disposed of a total of 184,700,000 shares of Rumo through an auction on B3, equivalent to 9.94% of its equity interest. Simultaneously, on December 15 and 22 of the same month, it entered into Total Return Swap ("TRS") transactions with Banco Santander (Brasil) S.A. ("Santander") and BNP Paribas Brasil S.A. ("BNP"). The contracts have as underlying assets 92,500,000 and 92,200,000 Rumo common shares (B3 ticker: RAIL3), respectively, totaling a notional amount of R$ 2,794,724. The TRS agreements, maturing in January 2027, provide economic exposure to share price fluctuations and distributions, in exchange for payment of a rate equivalent to the Brazilian Interbank Deposit Certificate ("CDI") rate plus a spread. The contracts were accounted for as financing arrangements, with Rumo shares pledged as collateral, and the corresponding financial liability was classified and subsequently measured at amortized cost.

Although formal disposal of the shares occurred in the market, there was no substantial transfer of risks and rewards associated with the original investment, due to the simultaneous execution of TRS agreements that restored the Company's full economic exposure to the disposed shares. Accordingly, derecognition of the investment in the subsidiary did not occur, and Rumo continues to be fully consolidated.

Upon settlement of these contracts, the Company will have no obligation to repurchase the shares.

Total net proceeds from the transaction, after transaction costs, amounted to R$ 2,792,853. After interest adjustments, the final balance on December 31, 2025, was R$ 2,804,606.

2.1.10 - Transactions with Cosan Dez preferred shareholders

On December 30, 2025, at an Extraordinary General Meeting of subsidiary Cosan Dez, shareholders approved (i) a share capital increase of R$ 153,592 through the issuance of 30,675,567 no-par-value common shares; and (ii) an interim dividend distribution totaling R$ 623,591, paid exclusively to holders of Cosan Dez non-voting preferred shares.

On the same date, Cosan Dez approved:

i.	the repurchase of Class A preferred shares through payment of R$ 3,577,760 to Bradesco BBI S.A. ("Bradesco"), resulting in a change in ownership interest of R$ 2,655,132 (see Note 9.1);
ii.	the creation of four new classes of preferred shares – Class A, Class B, Class C, and Class D – all with restricted voting rights; and
iii.	the voluntary conversion of 174,856,299 common shares into Class A preferred shares and another 174,856,299 common shares into Class B preferred shares.

Also on December 30, 2025, Cosan entered into a shareholders' agreement with Bradesco and BTG Holding. Under the agreement, Bradesco acquired 174,856,299 Class A preferred shares for R$2,000,000, and BTG acquired 174,856,299 Class B preferred shares for R$2,000,000.

The agreement includes (i) a put option that grants the investors the right to require the Company to repurchase the preferred shares on the dates stipulated in the contract; and (ii) a call option that grants the Company the right to repurchase the preferred shares on the same dates. Because exercise of the put option is substantively inevitable after the contractual term, the Company recognized a financial liability of R$3,844,648, representing the present value of the obligation to repurchase the shares issued by subsidiary Cosan Dez. The liability is classified as a non-current liability under the caption" Put option liability on subsidiary shares".

The investment in Cosan Dez continues to be fully recognized as a non-current asset, with transaction costs amortized using the effective interest method (see Note 5.13).

On February 19, 2026, Bradesco exercised its conversion right under the shareholders’ agreement and converted its Class B preferred shares in Cosan Dez—representing 4.99% of the subsidiary’s share capital—into Class D preferred shares. Following the conversion, these shares represent 11.50% of Cosan Dez’s share capital.

The transaction was completed in accordance with the terms of the existing shareholders’ agreement.

2.1.11 - Going concern uncertainty related to the joint venture Raízen S.A.

The Company holds a significant interest in Raízen, classified as a joint venture and accounted for using the equity method. On February 12, 2026, Raízen disclosed in its interim financial reports a significant uncertainty regarding its ability to continue as a going concern.

Given this scenario, Raízen revised the assumptions used in the impairment tests for its assets, making the necessary adjustments and provisions. These events, combined with a high level of indebtedness, resulted in significant losses and negative shareholders’ equity of R$1,132,503 on December 31, 2025. As of the authorization date of these financial statements, no formal capital reinforcement agreement had been executed.

The Company’s management assessed that this event does not compromise the Company’s own ability to continue as a going concern, as it maintains a solid capital structure and adequate liquidity to honor its obligations as they come due.

Based on the information available on December 31, 2025, the investment in Raízen was reduced to zero on the Company’s balance sheet, and no additional liability was recognized. This is because the Company concluded, together with its legal advisors, through a review of contracts, corporate documentation, and other documents related to Raízen, that it has no legal or constructive obligations to provide financial support to Raízen. Management will continue to monitor the evolution of Raízen’s corporate and financial restructuring process, with any impacts being recognized in the periods in which they occur.

On March 4, 2026, Raízen S.A. issued a material fact notice informing about measures to strengthen its capital structure, including the pursuit of a negotiated solution with its financial creditors. On March 11, 2026, Raízen S.A. filed a petition for an out‑of‑court reorganization proceeding (Recuperação Extrajudicial), an extrajudicial restructuring of a strictly financial nature, which does not cover obligations to customers, suppliers, resellers, and other commercial partners. On March 12, 2026, it was announced that the 3rd Bankruptcy and Judicial Reorganization Court of the District of São Paulo granted the processing of the out‑of‑court reorganization of Raízen and certain subsidiaries. This resulted in the suspension, for 180 days, of lawsuits and enforcement actions related to the claims covered by the proceeding, as well as a 90‑day deadline to prove the quorum required for court approval of the plan, in accordance with Law No. 11,101/2005. As further disclosed by Raízen S.A. in a material fact notice on March 11, 2026, the out‑of‑court reorganization plan may involve (i) the capitalization of the Raízen Group by its shareholders; (ii) the conversion of part of the Subject Claims into an equity interest in the company; (iii) the replacement of part of the Subject Claims with new debt; (iv) corporate reorganizations aimed at segregating a portion of the businesses currently conducted by the Raízen Group; and (v) the sale of assets from the Raízen Group.

Raízen remains in negotiations with its financial creditors and awaits court approval of the plan to define the renegotiation of its liabilities, as well as the alternatives for raising the funds necessary for operations and cash flows for future periods. Additionally, management evaluated this subsequent event and concluded that it is a non‑adjusting subsequent event (which does not adjust the December 31, 2025 financial statements).

2.2 New debts

2.2.1 - Early redemption of debentures

On January 22, 2025, the Company exercised its optional early redemption right for the entire outstanding amount of the 1st Series of the 3rd Issuance debentures. These were unsecured, non-convertible plain-vanilla debentures with an original maturity date in 2028. The total redemption amount was R$ 750,000, plus pro rata interest accrued from the last interest payment date to the effective redemption date, and the redemption premium stipulated in the indenture.

2.2.2 - Early redemption of Senior Notes due 2027 (“Bond 2027”)

On January 29, 2025, the Company notified the market of its decision to exercise the early redemption clause on the Bond 2027. The full redemption, in the amount of U.S.$ 392,000 thousand (equivalent to R$ 2,250,825 on the payment date), was completed on March 14, 2025, at par value.

2.2.3 - Tender offers for Bonds and Debentures

During the year, the Company executed partial repurchases of its 5th and 6th debenture Issuances and securities issued by Cosan Luxembourg S.A. ("Cosan Lux"), specifically the 2029, 2030, and 2031 Bonds, as detailed in the table below:

Notes	Principal amount repurchased	Consideration paid upon repurchased	Interest paid	Premium	Gain/Loss
5.50% Senior notes – 2029	1,347,741	1,228,072	(30,487)	(67,135)	52,534
7.50% Senior notes – 2030	1,600,016	1,572,518	(17,055)	(80,379)	(52,881)
7.25% Senior notes – 2031	1,637,819	1,588,054	(18,008)	(82,112)	(32,347)
5th and 6th Debentures	1,152,469	1,152,469	(52,384)	(17,714)	(17,714)

2.2.4 - Early repayments

On February 12 and 13, 2025, the Company prepaid Loan 4.131 and debentures in the amounts of U.S.$ 600,000  thousand (equivalent to R$ 3,462,660) and U.S.$ 300,000 thousand (equivalent to R$ 1,733,640), respectively. These loan and debenture facilities had originally been contracted in February 2024 and December 2023, respectively.

Concurrently with the early repayments, the related TRS and interbank time deposit transactions that had been structured to support foreign currency-denominated funding through foreign exchange hedging were terminated.

On January 16, 2026, Cosan S.A. announced the full early redemption of the first series of its 4th and 6th debenture issuances. Both series had a redemption date of February 2, 2026, for the following amounts:

  1st series of the 4th issuance: total redemption value of R$400,000, plus remuneration calculated pro rata temporis from the date of the last remuneration payment to the actual payment date, plus the premium.
  6th issuance: total redemption value of R$166,178, plus remuneration calculated pro rata temporis from the date of the last remuneration payment to the actual payment date, plus the premium.

In addition, Cosan’s subsidiary Cosan Luxembourg S.A. exercised the early call clause on the bonds maturing in 2029, with full redemption on February 17, 2026.

These actions form part of the Company’s liability management strategy, which aims to reduce indebtedness and strengthen its capital structure.

On February 2, 2026, Cosan S.A. informed the market of the continuation of its liability management process, as outlined in the public offerings completed in 2025. In this context, its wholly owned subsidiary, Cosan Luxembourg S.A., fully redeemed the senior notes maturing in June 2030 (“Bond 2030”), with a principal amount of US$269,334 thousand, and the senior notes maturing in January 2031 (“Bond 2031”), with a principal amount of US$300,000 thousand.

With the redemptions described above, the Company has repaid approximately R$6.2 billion in debt to date. This reinforces its commitment to reducing indebtedness, lowering financial costs, and improving its capital structure.

2.2.5 - Debts incurred during the fiscal year

Segment/Type	Date	Incidence of interest	Index	Objective	Funding cost	Value	Maturity

Cosan Corporate
Debentures	03/12/2025	Yearly	CDI + 0.60% p.a.	Capital management	(46,633)	1,500,000	01/27/2029
Debentures	03/12/2025	Yearly	CDI + 0.70% p.a.	Capital management	(13,797)	500,000	03/27/2030
Debentures	03/12/2025	Yearly	CDI + 1.00% p.a.	Capital management	(13,721)	500,000	03/27/2032
Compass
Debentures	01/10/2025	Yearly	DI + spread 0.50% p.a.	Investment	—	410,000	01/07/2027
Debentures	02/18/2025	Six-monthly	IPCA + 7.44% p.a.	Investment	(18,546)	800,000	01/15/2033
Loan 4.131	03/20/2025	Yearly	CDI + 0.78% p.a.	Investment	(859)	350,000	03/20/2026
Institutional Debentures	05/19/2025	Six-monthly	CDI + 0.45% p.a.	Investment	(2,414)	1,500,000	05/15/2028
Debentures 12,431	10/09/2025	Six-monthly	IPCA + 6.80%	Investment	(11,974)	300,000	09/15/2037
Debentures 12,431	10/09/2025	Six-monthly	IPCA + 6.58%	Investment	(32,200)	700,000	09/15/2040
Debentures	11/17/2025	Six-monthly	CDI + 0.45%	Investment	(511)	200,000	11/15/2029
Commercial Note private	11/26/2025	Settlement	CDI + 1.20%	Investment	—	53,900	03/31/2026
BNDES	12/17/2025	Monthly	IPCA + 9.00%	Investment	(1,369)	26,675	09/16/2041
BNDES	12/17/2025	Monthly	Fixed rate	Investment	(105)	215,825	09/16/2041
Rumo
Debentures	03/28/2025	Yearly	IPCA + 7.47% p.a.	Capital management	(17,020)	434,949	03/28/2037
Debentures	03/28/2025	Yearly	IPCA + 7.53% p.a.	Capital management	(63,990)	1,365,051	03/28/2040
Debentures	09/29/2025	Six-monthly	IPCA + 6.58% p.a.	Investment	(46,187)	1,000,000	10/15/2040
Debentures	12/16/2025	Six-monthly	IPCA + 7.40% p.a.	Investment	(12,152)	750,000	12/15/2040
BNDES (Finem)	12/18/2025	Six-monthly	IPCA + 8.81% p.a.	Investment	(1,681)	26,959	09/15/2035
BNDES (Finem)	12/18/2025	Six-monthly	TR + 2.81% p.a.	Investment	(1,681)	26,959	09/15/2035
Moove
Loan 4.131	01/16/2025	Yearly	CDI + 0.50% p.a.	Capital management	—	500,000	01/18/2028
Export credit notes	12/19/2025	Yearly	USD + 4.52% p.a.	Capital management	—	275,700	12/17/2027